Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands, Except Per Share Data

Numerator, net income	$7,657	$8,465	$8,403

Denominator:
Denominator for basic earnings per share, weighted
average shares	3,645	3,627	3,608
Effect of dilutive securities, employee stock options	12	5	6

Denominator for diluted earnings per share, adjusted weighted average
shares and assumed conversions	3,657	3,632	3,614

Basic earnings per common share	$2.10	$2.33	$2.33

Diluted earnings per common share	$2.10	$2.33	$2.33

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPS calculation were 12,500,  129,000, and 112,000 for the years ended December 31, 2014, 2013 and 2012, respectively.  All share and per share data have been restated to give retroactive effect to the 10% stock dividend paid in 2013.